Lease - Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Total operating lease expenses	$ 3,494,456	$ 2,692,632
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms		1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms		10 years